Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance at Dec. 31, 2023	$ 22,000	$ (21,931)	$ 69	$ 957,500	$ 21,931	$ 979,431	$ (1,467,361)		$ (1,467,361)	$ (487,861)		$ (487,861)
Balance, shares at Dec. 31, 2023	11,000,000	(10,310,461)	689,539
Net loss									(1,309,872)	(1,309,872)		(1,309,872)
Issuance of common stock						$ 257,645						$ 257,645
Issuance of common stock, shares	505
Balance at Dec. 31, 2024	$ 69			1,237,076			(2,777,233)			(1,540,088)
Balance, shares at Dec. 31, 2024	690,044
Conversion of warrants	$ 14			(14)
Conversion of warrants, shares	143,393
Issuance of shares in Reverse Recapitalization	$ 20			(4,602,596)						(4,602,576)
Issuance of shares in Reverse Recapitalization, shares	209,101
Issuance of shares under working capital loans and non redemption agreements	$ 14			14
Issuance of shares under working capital loans and non redemption agreements, shares	138,424
Issuance of commitment fee shares under ELOC agreement	$ 8			274,992						275,000
Issuance of commitment fee shares under ELOC agreement, shares	75,326
Shares issued pursuant to settlement agreement	$ 2			317,248						317,250
Shares issued pursuant to settlement agreement, shares	15,625
Stock-based compensation	$ 4			14,131,246						14,131,250
Stock based compensation, shares	41,563
Conversion of convertible notes	$ 222			9,523,461						9,523,683
Conversion of convertible Notes, shares	2,219,932
Net loss							(24,480,848)			(24,480,848)
Balance at Dec. 31, 2025	$ 353			$ 20,881,399			$ (27,258,081)			$ (6,376,329)
Balance, shares at Dec. 31, 2025	3,533,408